INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30, 2021	December 31, 2020
Raw materials	$1,035	$1,148
Work in progress – cultivated cannabis	67	1,482
Work in progress – harvested cannabis and extracts	3,230	274
Finished goods – cannabis extracts	8,556	7,003
Finished goods – other	260	283
Total	$13,148	$10,190

	December 31, 2020	December 31, 2019
Raw materials	$1,148	$1,022
Work in progress – cultivated cannabis	1,482	1,205
Work in progress – harvested cannabis and extracts	274	90
Finished goods – cannabis extracts	7,003	2,081
Finished goods – other	283	1,018
Total	$10,190	$5,416